UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2484

Signature, Place, and Date of Signing:

    /s/ Albert Coy Monk, IV         Charlotte, NC              2/09/06
    -----------------------         -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $74,134 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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------------------------------- ------- ---------   -------------  ---------  ------------------ --------- ------------------------
        ITEM 1:                 ITEM 2:  ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
     NAME OF ISSUER             ITLE     CUSIP         FAIR         SHARES        INVESTMENT      MANAGERS      VOTING AUTHORITY
                                 OF      NUMBER        MARKET         OR          DISCRETION
                                LASS                   VALUE       PRINCIPAL
                                                                    AMOUNT
                                                                              ---- ------ ------            -------- ------  ------
                                                                              [A]   [B]    [C]                [A]     [B]     [C]
                                                                                          SHARED
                                                                              SOLE SHARED  OTHER              SOLE   SHARED   NONE
-------------------------------- ---   ---------    -------------  ---------  ---- ------ ------  --------- -------- ------  ------
ABX Air Inc                      com   00080S101      $422,698.95    53,847   sole                            53,847
ALLEGHENY TECHNOLOGIES INC       com   01741R102    $1,082,400.00    30,000   sole                            30,000
***BRITISH ENTERY GROUP PLC      com   G1531P152    $1,918,746.00   215,000   sole                           215,000
***BIRCH MOUNTAIN RESOURCED      com   09066X109      $215,100.00    30,000   sole                            30,000
BROCADE COMMUNICATIONS SYS INC   com   111621108    $2,035,000.00   500,000   sole                           500,000
CAMECO CORP                      com   13321L108    $1,901,700.00    30,000   sole                            30,000
CROWN HOLDINGS INC               com   228368106    $2,148,300.00   110,000   sole                           110,000
CASTLE ENERGY CORP               com   148449309    $2,425,360.00    99,400   sole                            99,400
LOEWS CORP                       com   540424207    $3,492,454.08    79,392   sole                            79,392
CLEAN HARBORS UNC                com   184496107    $1,152,400.00    40,000   sole                            40,000
ROCKWELL COLLINS INC             com   774341101    $1,161,750.00    25,000   sole                            25,000
CARRIZO OIL & GAS INC            com   144577103    $1,235,000.00    50,000   sole                            50,000
COVANTA HOLDING CORPORATION      com   22282 E10    $4,971,351.18   330,103   sole                           330,103
DELTA PETE CORP                  com   247907207    $3,875,060.00   178,000   sole                           178,000
UTS COINMACH SVC CORP            com   19259W107    $1,026,480.00    65,800   sole                            65,800
DIRECTV GROUP INC                com   2549L106       $706,000.00    50,000   sole                            50,000
EMC CORP-MASS                    com   268648102    $2,043,000.00   150,000   sole                           150,000
FIRST ACCEPTANCE CORP            com   318457108    $2,937,795.00   285,500   sole                           285,500
***FORDING  INC                  com   345425102      $691,400.00    20,000   sole                            20,000
***FOSTER WHEELER LTD            com   G36535139    $1,103,400.00    30,000   sole                            30,000
GENERAL MOTORS CORP              com   370442105      $485,500.00    25,000   sole                            25,000
BF GOODRICH CO                   com   382388106    $2,055,000.00    50,000   sole                            50,000
PETROHAWK ENERGY CORPORATION     com   716495106      $793,200.00    60,000   sole                            60,000
HILTON HOTELS CORP               com   432848109    $1,205,500.00    50,000   sole                            50,000
STARWOOD LODGING TR-COMBINED     com   85590A203    $1,596,500.00    25,000   sole                            25,000
INTERSTATE BAKERIES CORP-DEL     com   46072H108    $1,073,239.55   144,059   sole                           144,059
INTERWOVEN INC                   com   46114T508      $254,100.00    30,000   sole                            30,000
LIFE TIME FITNESS INC            com   53217R207    $1,142,700.00    30,000   sole                            30,000
MI DEVELOPMENTS INC SUB VTG      com   55304X104    $1,715,046.40    49,856   sole                            49,856
MOTOROLA INC                     com   620076109    $1,355,400.00    60,000   sole                            60,000
MICROSOFT CORP                   com   594918104    $1,699,750.00    65,000   sole                            65,000
NRG ENERGY INC                   com   629377508    $1,884,800.00    40,000   sole                            40,000
OREGON STEEL MILLS INC           com   686079104      $735,500.00    25,000   sole                            25,000
PEPBOYS-MANNY MOE & JACK         com   713278109    $1,563,450.00   105,000   sole                           105,000
PENN NATIONAL GAMING INC         com   707569109    $1,482,750.00    45,000   sole                            45,000
SIX FLAGS INC                    com   83001P109      $925,200.00   120,000   sole                           120,000
PETROSEARCH ENERGY CORPORATION   com   71675Y100      $730,298.45   752,885   sole                           752,885
REMINGTON OIL & GAS CORP         com   759594302    $1,120,550.00    30,700   sole                            30,700
**STORM CAT ENERGY CORPORATION   com   86216810X      $885,000.00   300,000   sole                           300,000
SOUTHWESTERN ENERGY CO           com   845467109    $1,078,200.00    30,000   sole                            30,000
BANC CORP                        com   05944B103    $1,210,509.72   106,092   sole                           106,092
TRIAC COMPANIES INC-CL A         com   895927101    $1,256,169.60    75,040   sole                            75,040
TRIARC COS INC                   com   895927309      $608,805.45    40,997   sole                            40,997
TYCO INTERNATIONAL LTD NEW       com   902124106    $2,020,200.00    70,000   sole                            70,000
ULTRA PETROLEUM CORP             com   903914109    $1,116,000.00    20,000   sole                            20,000
UNITED TECHNOLOGIES CORP         com   913017109    $1,677,300.00    30,000   sole                            30,000
WASHINGTON GROUP INTL INC COM    com   938862208    $1,688,047.96    31,868   sole                            31,868
WESTSIDE ENERGY CORPORATION      com   96149R100      $998,550.00   285,300   sole                           285,300
WALTER INDUSTRIES INC NEW        com   93317Q105    $3,231,800.00    65,000   sole                            65,000
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